Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2
Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value.

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$781,204	$—	$—	$781,204
Common Stock	1,072,048	—	—	1,072,048
Self-Directed Brokerage Accounts	46,576	—	—	46,576
STIF	—	9,956	—	9,956
Total in fair value hierarchy	$1,899,828	$9,956	$—	$1,909,784

Investments measured at net asset value*
Common/Collective Trusts				5,259,946
Total investments, at fair value				$7,169,730

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,010,120	$—	$—	$1,010,120
Common Stock	1,195,289	—	—	1,195,289
Total in fair value hierarchy	$2,205,409	$—	$—	$2,205,409

Investments measured at net asset value*
Common/Collective Trusts				3,761,427
Total investments, at fair value				$5,966,836

*In accordance with FASB ASC Subtopic 820-10, “Fair Value Measurement – Overall”, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The CCTs held by the Plan are the Vanguard Retirement Trusts, as well as BlackRock, Fidelity, Geode Capital Management, PIMCO and State Street Institutional Trusts.